Goodwill (Details)		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Indefinite-Lived Intangible Assets [Line Items]
GoodWill				¥ 106,274,006		¥ 152,779,315
Goodwill From Shenzhen Yitian Acquisition [Member]
Indefinite-Lived Intangible Assets [Line Items]
GoodWill	[1]			92,990,256
Goodwill From Shanghai Guoyu Acquisition [Member]
Indefinite-Lived Intangible Assets [Line Items]
GoodWill				¥ 13,283,750	[2]

[1]	For the year eneded December 31, 2022, goodwill from Shenzhen Yitian acquisition was RMB 92,990,256, representing the excess fair value of consideration over the identifiable assets of Shenzhen Yitian acquired by Beijing WiMi in 2015 for the central processing algorithm services segment. For the year ended December 31, 2023, the Comapny engaged Asia-Pacific Consulting and Appraisal Limited, a thrid-party valuator, to perfrom a valuation of Shenzhen Yitian. According to the valuation report, as of December 31, 2023, the fair value of Shenzhen Yitian was RMB 203,596,096 (USD 28,745,548), while its carrying value was RMB 203,596,130 (USD 28,745,553). As the carrying value exceeded the fair value of Shenzhen Yitian, the Company fully impaired related goodwill and recognized an impairment loss of $93 million for the year ended December 31, 2023.
[2]	Weidong and YY Online acquired Shanghai Guoyu in 2021 to acquire 100% of the capital stock of Shanghai Guoyu for a net consideration of RMB 13.4 million in 2021. The excess fair value of consideration over the identifiable assets acquired of RMB 106.2 million was allocated to goodwill for the central processing algorithm services segment. For the year ended December 31, 2023, the Comapny engaged Asia-Pacific Consulting and Appraisal Limited, a thrid-party valuator, to perfrom a valuation of Shanghai Guoyu. According to the valuation report, as of December 31, 2023, the fair value of Shanghai Guoyu equaled to its carrying value, RMB 159,306 (USD 22,492). Accordingly, the Company fully impaired related goodwill and recognized an impairment loss of RMB 13,274,006 (USD 1,874,145) for the year ended December 31, 2023.